SCHEDULE OF STOCK WARRANT ISSUED (Details) - Warrant [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, number of shares, Beginning Balance	13,756,977	11,774,164	11,246,433
Outstanding, number of shares, Issued		1,130,375	527,731
Outstanding, number of shares, Exercised
Outstanding, number of shares, Expired
Outstanding, number of shares, Ending Balance	13,756,977	13,756,977	11,774,164